Property and Equipment Disclosure: Schedule of Property and Equipment (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Details
Office furniture & equipment	$ 31,847	$ 32,895
Less, accumulated depreciation	(14,926)	(10,750)
Total property and equipment, net	$ 16,921	$ 22,145